Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
13.	INCOME TAXES

The provision for federal income taxes for the years ended
December 31,
consists of:

(Dollar amounts in thousands)	2018	2017

Current payable	$2,403	$3,929
Deferred	(241)	293

Total provision	$2,162	$4,222

The tax effects of deductible and taxable temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows at
December 31,:

(Dollar amounts in thousands)	2018	2017

Deferred tax assets:
Allowance for loan and lease losses	$1,327	$1,210
Supplemental retirement plan	454	528
Investment security basis adjustment	18	18
Nonaccrual interest income	389	371
OREO adjustments	-	2
Accrued compensation	222	201
Other	-	86
Gross deferred tax assets	2,410	2,416

Deferred tax liabilities:
Premises and equipment	328	356
Net unrealized gain on securities	1	347
FHLB stock dividends	139	139
Intangibles	342	307
Mortgage servicing rights	75	71
Deferred origination fees, net	13	294
Acquisition fair value adjustments	275	250
Other	5	5
Gross deferred tax liabilities	1,178	1,769

Net deferred tax assets	$1,232	$647

No
valuation allowance was established at
December 31, 2018
and
2017,
in view of the Company’s ability to carry back to taxes paid in previous years and certain tax strategies, coupled with the anticipated future taxable income as evidenced by the Company's earnings potential.

The reconciliation between the federal statutory rate and the Company’s effective consolidated income tax rate for the years ended
December 31,
is as follows:

(Dollar amounts in thousands)	2018		2017
		% of		% of
		Pretax		Pretax
	Amount	Income	Amount	Income

Provision at statutory rate	$3,065	21.0%	$4,651	34.0%
Tax-exempt income	(622)	(4.3)%	(1,045)	(7.6)%
Nondeductible interest expense	27	0.2%	32	0.2%
Nondeductible merger-related expenses	-	-%	43	0.3%
Stock-based compensation	(37)	(0.3)%	(50)	-0.4%
Change in effective corporate tax rate	-	-%	401	2.9%
Other	(271)	(1.8)%	190	1.5%

Actual tax expense and effective rate	$2,162	14.8%	$4,222	30.9%

ASC
740
-
10
prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not
that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-
not
recognition threshold is measured at the largest amount of benefit that is greater than
50
percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-
not
recognition threshold should be recognized in the
first
subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no
longer meet the more-likely-than-
not
recognition threshold should be derecognized in the
first
subsequent financial reporting period in which that threshold is no
longer met.

On
December 22, 2017,
H.R.1,
commonly known as the Tax Cuts and Jobs Act (the “Act”), was signed into law. The Act includes many provisions that affected our income tax expense, including reducing our federal tax rate from
34%
to
21%
effective
January 1, 2018.
As a result of the rate reduction, we were required to re-measure, through income tax expense in the period of enactment, our deferred tax assets and liabilities using the enacted rate at which we expect them to be recovered or settled. The re-measurement of our net deferred tax asset resulted in additional
2017
income tax expense of
$401
thousand.

Also on
December 22, 2017,
the U.S. Securities and Exchange Commission (“SEC”) released Staff Accounting Bulletin
No.
118
(“SAB
118”
) to address any uncertainty or diversity of views in practice in accounting for the income tax effects of the Act in situations where a registrant did not
have the necessary information available, prepared, or analyzed in reasonable detail to complete this accounting in the reporting period that includes the enactment date. SAB
118
allowed for a measurement period
not
to extend beyond
one
year from the Act’s enactment date to complete the necessary accounting.

At
December 31, 2018
and
December 31, 2017,
the Company had
no
ASC
740
-
10
unrecognized tax benefits. The Company does
not
expect the total amount of unrecognized tax benefits to significantly increase within the next
12
months. The Company recognizes interest and penalties on unrecognized tax benefits as a component of income tax expense.

The Company and the Bank are subject to U.S. federal income tax as well as an income tax in the states of Ohio and Florida, and the Bank is subject to a capital-based franchise tax in the state of Ohio. The Company and the Bank are no
longer subject to examination by taxing authorities for years before
December 31, 2015.